March 31, 1999


[GRAPHIC] BT Mutual Funds

Global Emerging
           Markets Equity Fund
           Semi-Annual Report


           Trust: BT Investment Funds

           Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    3

Global Emerging Markets Equity Fund

   Statement of Assets and Liabilities ....................................    6

   Statement of Operations ................................................    6

   Statements of Changes in Net Assets ....................................    7

   Financial Highlights ...................................................    8

   Notes to Financial Statements ..........................................    9

Global Emerging Markets Equity Portfolio

   Schedule of Portfolio Investments ......................................   11

   Statement of Assets and Liabilities ....................................   13

   Statement of Operations ................................................   13

   Statements of Changes in Net Assets ....................................   14

   Financial Highlights ...................................................   14

   Notes to Financial Statements ..........................................   15


                           ---------------------------

        The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                           ---------------------------

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Global Emerging Markets Equity Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Overall, equity markets in the emerging regions of Latin America, Asia, and Eastern Europe reversed their sharp losses of the previous half-year, staging a broad recovery as a result of a more favorable interest rate environment, led by easier U.S. monetary policy, and evidence that economic conditions have bottomed, particularly in Asia. In fact, after an extended period of underperformance, emerging markets as a whole surprised investors by delivering unusually strong performance during the six months ended March 31, up 32.7% in U.S. dollar terms, outpacing even the S&P 500 Index's return of 27.3%. At the same time, these markets experienced great volatility.

Reflecting recognition that the emerging market crises over the past two years are nearing an end, Latin American markets returned 24.1%. This strong performance was powered primarily by Mexico's 44.0% gain. Even Brazil's equity market index delivered a 6.1% return, despite initiating the most recent emerging market crisis with its January 1999 currency devaluation.

o Brazil experienced the most volatility in the region. Leading up to its currency devaluation were several fundamental problems, including:

     - overvaluation of the currency
     - very high levels and very short maturity of government debt
     - a rising fiscal deficit
     - sharply falling reserves as capital flowed out of the country, thus forcing the central bank to raise interest rates aggressively; this compounded the underlying debt problem and made the situation even more unsustainable
     - uncertainty surrounding the Brazilian presidential election toward the end of 1998.

     Once the currency was devalued and later let to float freely, the Brazilian real depreciated about 45% in a matter of weeks. While there were initial fears that this would lead to bankruptcies, hyperinflation, and debt defaults, the government was able to contain these pressures, and the equity markets responded positively.

o Confidence in the Latin American region was buoyed in the first quarter of 1999.

     - Inflation in Brazil and Mexico was lower than expected.
     - The appointment of an ex-Wall Street fund manager, Arminio Fraga, as Brazil's Central Bank governor boosted confidence.
     - Brazil's government was successful in rolling over their outstanding debt.
     - Interest rates declined in the region, and even Brazil's central bank was able to slowly reduce interest rates toward the end of the semi-annual period.
     - Oil and other commodity prices firmed, particularly crucial for Mexico, Venezuela, Argentina, and Colombia.
     - Growth in the U.S. economy was surprisingly strong.


                    Diversification of Portfolio Investments
                       By Asset Type as of March 31, 1999
                     (percentages are based on market value)

Mexico ............ 14%

Israel ............  1%

Indonesia .........  3%

India .............  6%

Hungary ...........  2%

Hong Kong .........  3%

Greece ............  8%

Croatia ...........  1%

China .............  1%

Chile .............  6%

Philippines .......  5%

Poland ............  2%

South Africa ...... 10%

South Korea ....... 10%

Taiwan ............  7%

Thailand ..........  3%

Turkey ............  3%

Argentina .........  4%

Brazil ............ 11%

Asian markets also experienced a stunning recovery after the massive declines seen previously.

o Asian stock markets produced strong performance for the fourth calendar quarter of 1998, with many markets up over 35%. Early in the period, the region's markets were kept subdued by great uncertainty in Latin America, particularly in Brazil. But as the situation in the rest of the emerging markets improved, fundamentals in Asia also gained strength, driven by several important factors. These included:

     - rapidly improving liquidity conditions, as current accounts went heavily into surplus, disbursements from international agencies, such as the International Monetary Fund, continued, and foreign direct investment accelerated

     - interest rates globally and in Asia started to fall sharply to pre-crisis levels; the U.S. Federal Reserve Board's two additional interest rate cuts in the fourth quarter were particularly interpreted as a proactive move to reduce global financial system risk

     - sustained strengthening of the yen, which took pressure off currencies in the region and improved the export competitiveness of other Asian countries; the approval of the bank bailout legislation in Japan also increased the chance of further fiscal stimulus

     - signs began to emerge that economic activity was stabilizing, particularly in South Korea, Thailand, the Philippines, and Singapore, thus enhancing growth prospects for these markets

--------------------------------------------------------------------------------
Ten Largest Stock Holdings
--------------------------------------------------------------------------------

South African Breweries             Mahanagar Telephone Nigam Ltd.
--------------------------------------------------------------------------------
SK Telecom Co., Ltd. ADR            Kimberly Clark de Mexico SA
                                    de CV ADR
--------------------------------------------------------------------------------
Taiwan Semiconductor                Telefonos de Mexico SA ADR
Manufacturing Co. Ltd.
--------------------------------------------------------------------------------
Hellenic Telecommunication          Fomento Economico Mexicano
Organization SA                     SA ADR
--------------------------------------------------------------------------------
Alpha Credit Bank                   I.T.C. Ltd. GDR
--------------------------------------------------------------------------------

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Global Emerging Markets Equity Fund

Letter to Shareholders
--------------------------------------------------------------------------------

     - with confidence returning, fund managers reinvested high cash balances, generating strong demand for Asian stocks.

o After initial nervousness during the corporate results season and short-term resumption of yen weakness, the rally continued into the first quarter of 1999. Fears of an imploding yen subsided as the equity markets focused on positives, including:

     - Japan's reflation efforts and restructuring initiatives

     - interest rates that continued to fall in Asia, despite the backup in U.S. bond yields

     - more signs of regional recovery, such as positive growth in industrial output, bottoming retail sales, and resumption of import growth for the crisis countries.

Emerging Europe was even more impressive, up 43.6% for the semi-annual period. Interestingly, the worst hit markets from the previous year experienced the largest rebounds, with Russia and Turkey up 174.7% and 58.4%, respectively. Greece, still on track to join European economic and monetary union (EMU) in 2001, returned 40.0%. Hungary and Poland gave back part of their early gains due to currency pressures and concerns over deteriorating current account deficits. While advantageous to the emerging markets as a whole, lower interest rates from the U.S. and core European central banks particularly boosted this region's emerging equity markets.

By the end of March, international interest in the emerging markets was booming, with international investors returning in force. Given the low market capitalizations and liquidity of these markets, it only took a modest amount of international interest to lead to explosive gains in many of the region's equity markets. Ongoing strong equity markets in most of the developed world and a strong upward revision in world growth prospects led by the U.S. further supported improving local emerging market trends.

There were only two real disappointments over the semi-annual period.

o The deterioration in the political situation in Kosovo, which did have some negative impact on some of the European emerging markets, such as Greece, Poland, Hungary, and the Czech Republic.
o The political situation in Indonesia, where social unrest escalated sharply, leading up to the election in June 1999. Interestingly though, the strong positive impact of stabilizing growth, improving liquidity, and rising commodity prices overwhelmed this negative development. The equity market there rose strongly during the semi-annual period.

INVESTMENT REVIEW

The Fund outperformed its category average and only slightly underperformed its benchmark for the six months ended March 31, 1999. Since the Fund's inception, it has outperformed both. Having a positive impact on Fund performance were overweight positions in Hong Kong, Malaysia, and Croatia; underweight positions in India, Argentina, Brazil, Venezuela, and South Africa; and strong stock selection in Taiwan, Mexico, and Poland. Detracting from performance somewhat were overweight positions in the Philippines, Mexico, Hungary and cash; underweight positions in South Korea, Taiwan, Chile, and Russia; and stock selection in Hong Kong, South Korea, Brazil, Turkey, and South Africa.

--------------------------------------------------------------------------------
 Periods ended March 31, 1999                   Cumulative       Total Returns
--------------------------------------------------------------------------------
                                                  Past 6            Since
                                                  months          inception
--------------------------------------------------------------------------------
 BT Investment Global Emerging
   Markets Equity Fund(1)                          31.84%            6.00%
   (inception 6/30/98)
--------------------------------------------------------------------------------
 MSCI International Emerging
   Market Free Index(2)                            32.66%            3.47%
--------------------------------------------------------------------------------
 Lipper Emerging Markets Average(3)                22.06%           (6.76)%
--------------------------------------------------------------------------------

During the semi-annual period, we reduced the Fund's cash position. Having built up the cash level when the emerging equity markets were in severe decline, we are now seeking to be fully invested in stocks.

We increased the Fund's allocation to Latin America, particularly Brazil, Argentina, and Chile. Favorable domestic developments highlighted attractive valuations in the region, even amidst the Brazilian crisis. Particularly strong performers were Grupo Televisa, a TV operator, and Fomento Economico Mexico, a beverages company, which both released stronger than expected earnings.

We increased the Fund's allocation to South Korea, in the Asian region, and to Greece, in emerging Europe. There were signs during the six months that South Korea's economy might be bottoming, and we are optimistic that its equity market will produce strong returns. Greece's market was subject to some valuation concerns, but we still find this market attractive long term for future EMU convergence. We focused on defensive utilities and financial stocks in Greece, adding stocks to the portfolio such as Alpha Credit Bank and Hellenic Telecom.

We decreased the Fund's allocation to Malaysia. Having already limited our investments in this market given the Malaysian government's implementation of capital controls on September 1, 1998 that prevent international investors from repatriating funds from the sale of assets for one year, we reduced our holdings there, as we view this market as particularly vulnerable.

We increased the Fund's holdings in economic-sensitive cyclical stocks. These include paper companies Aracruz in Brazil and Indah Kiat in Indonesia and cement companies Cemex in Mexico, Semen Gresik in Indonesia, and Siam City Cement in Thailand.

------------------
(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(2) Indexes are unmanaged, and investments cannot be made in an index. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.


(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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Global Emerging Markets Equity Fund

Letter to Shareholders
--------------------------------------------------------------------------------

MANAGER OUTLOOK

We are becoming increasingly positive on the outlook for most emerging equity markets, and thus seeking to move toward full investment in the emerging equity markets, as several factors should be supportive.

Confidence has returned to Asian markets, as these economies begin to bottom and attract capital. European and North American investors have quickly supplanted Japanese investment into the region, indirectly through security purchases and directly through acquisition of real assets. We remain optimistic for the region despite ongoing concerns over the Japanese economy and currency. We believe Asian reflation will continue due to strong liquidity resulting from expansionary monetary policy, large current account surpluses, and increasing capital inflows. Restructuring at the macro and micro levels will likely provide profitability improvements even if overall global growth is weak. Prospects for ongoing Asian growth recovery is good. On a sector basis, the Fund intends to remain biased towards:

o utilities, such as telecommunication and infrastructure companies, which tend to have more stable cash flows
o domestic consumer franchises, which have a brand name, established distribution networks, and tend to be fairly defensive in nature, and
o electronics companies, which have low cost bases and are well positioned, we believe, to benefit from further U.S. outsourcing.

While we consider most Latin American markets to be a little ahead of themselves in the short term, the prospects for the region are optimistic. Specifically, prospects are positive for corporate restructurings, a reduced Brazilian risk profile, and in the second half of 1999, a likely turn in the growth momentum of Latin America as a whole. Given our global bias towards upside growth risks, we believe Latin America, and especially Brazil, will be a prime beneficiary of still compelling valuations and interest rates with room to fall. We also believe that short-term risks are highest in this region, as a number of specific corporate problems may surface in the next few months.

We remain optimistic on emerging Europe, as several of these markets are on probable EMU convergence paths. However, optimism near term must be tempered by the crisis in Kosovo. A prolonged military engagement, beyond the human hardship, could undermine consumer confidence and be detrimental to stability and growth in the region.

In short, worldwide financial markets have become more risk tolerant with cyclicals and emerging markets performing again. While the global economic environment is not ideal, what is important for emerging markets is that global liquidity is strong, global interest rates remain low, stock valuations in general remain attractive, Organization for Economic Cooperation and Development
(OECD) GDP upgrades have begun to come through, and commodity prices have bottomed.

We will continue to monitor economic conditions and their effect on financial markets as we seek long-term capital growth.

We value your support of the Global Emerging Markets Equity Fund and look forward to serving your investment needs in the years ahead.

                                /s/ Paul Durham
                                  Paul Durham
                            Portfolio Manager of the
                    Global Emerging Markets Equity Portfolio
                                 March 31, 1999

--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the BT Investment Global Emerging Markets Fund and the MSCI International Emerging Market Free Index since June 30, 1998.

                          Total Return for the Periods
                             Ended March 31, 1999(2)



  Six Months                     Since 6/30/98(1)
  ----------                     ----------------
    31.84%                            6.00%

(1) The Fund's inception date.
(2) Unaudited.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                   [GRAPHIC]

In the printed version of the document, a line graph appears which depicts the following plot points:


                           BT Investment                   MSCI International
                          Global Emerging                   Emerging Market
                       Markets Fund - $10,600             Free Index - $10,347
                       ----------------------             --------------------

Jun-98 ............           10,000                             10,000
Sep-98 ............            8,040                              7,799
Dec.-98 ...........            9,190                              9,202
Mar-99 ............           10,600                             10,347

Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Statement of Assets and Liabilities March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Global Emerging Markets Equity Portfolio, at Value .........     $ 2,728,329
   Prepaid Expenses .........................................................          13,331
                                                                                  -----------
Total Assets ................................................................       2,742,660
                                                                                  -----------
Liabilities
   Due to Bankers Trust .....................................................          15,594
   Accrued Expenses and Other ...............................................          25,424
                                                                                  -----------
Total Liabilities ...........................................................          41,018
                                                                                  -----------
Net Assets ..................................................................     $ 2,700,642
                                                                                  ===========
Composition of Net Assets
   Paid-in Capital ..........................................................     $ 2,471,193
   Undistributed Net Investment Income ......................................          15,659
   Accumulated Net Realized Loss from Investment, Foreign Currency and
      Forward Foreign Currency Transactions .................................         (16,247)
   Net Unrealized Appreciation on Investment, Foreign Currencies and
      Forward Foreign Currency Contracts ....................................         230,037
                                                                                  -----------
Net Assets ..................................................................     $ 2,700,642
                                                                                  ===========
Net Asset Value, Offering and Redemption Price Per Share
 (net assets divided by shares outstanding) .................................     $     10.60
                                                                                  ===========
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
   beneficial interest authorized) ..........................................         254,843
                                                                                  ===========

--------------------------------------------------------------------------------
Statement of Operations For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Global Emerging Markets Equity Portfolio, net ....................     $  18,121
                                                                                                ---------
Expenses
   Professional Fees ......................................................................        12,371
   Administration and Services Fees .......................................................        10,291
   Printing and Shareholder Reports .......................................................         6,370
   Trustees Fees ..........................................................................         2,139
   Registration Fees ......................................................................           989
   Miscellaneous ..........................................................................         5,104
                                                                                                ---------
   Total Expenses .........................................................................        37,264
   Less Expenses absorbed by Bankers Trust ................................................       (27,802)
                                                                                                ---------
      Net Expenses ........................................................................         9,462
                                                                                                ---------
Net Investment Income .....................................................................         8,659
                                                                                                ---------
Realized and Unrealized Gain (Loss) on Investment, Foreign Currency
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions .............................................................         6,369
      Foreign Currency Transactions .......................................................       (10,282)
      Forward Foreign Currency Transactions ...............................................        33,442
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign Currencies and
        Forward Foreign Currency Contracts ................................................       585,481
                                                                                                ---------
Net Realized and Unrealized Gain on Investment, Foreign Currency and
   Forward Foreign Currency Contracts .....................................................       615,010
                                                                                                ---------
Net Increase in Net Assets from Operations ................................................     $ 623,669
                                                                                                =========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                 For the period
                                                                               For the six       June 30, 1998(1)
                                                                              months ended           through
                                                                             March 31, 1999(2)   September 30, 1998
                                                                            -----------------   --------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................................          $     8,659         $     6,404

   Net Realized Gain (Loss) from Investment, Foreign Currency and
      Forward Foreign Currency Transactions ........................               29,529            (143,949)
   Net Change in Unrealized Appreciation/Depreciation on Investment,
      Foreign Currency and Forward Foreign Currency Contracts ......              585,481            (355,445)
                                                                              -----------         -----------
Net Increase (Decrease) in Net Assets from Operations ..............              623,669            (492,990)
                                                                              -----------         -----------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ...................................              235,635           2,586,798
   Dividend Reinvestments ..........................................                 --                  --
   Cost of Shares Redeemed .........................................              (95,920)           (156,550)
                                                                              -----------         -----------
Total Increase from Capital Transactions in Shares of
   Beneficial Interest .............................................              139,715           2,430,248
                                                                              -----------         -----------
Total Increase in Net Assets .......................................              763,384           1,937,258
Net Assets
Beginning of Period ................................................            1,937,258                --
                                                                              -----------         -----------
End of Period (including undistributed net investment income of
    $15,659, and $7,000, respectively) .............................          $ 2,700,642         $ 1,937,258
                                                                              ===========         ===========


--------------
(1)  Commencement of operations
(2)  Unaudited

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Global Emerging Markets Equity Fund.

                                                                                                 For the period
                                                                              For the six        June 30, 1998(3)
                                                                             months ended            through
                                                                            March 31, 1999(1)   September 30, 1998
                                                                            -----------------   ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ......................................   $       8.04          $     10.00
                                                                              -------------         ------------
Income from Investment Operations
   Net Investment Income ..................................................           0.03                 0.03
   Net Realized and Unrealized Gain (Loss) on Investment,
      Foreign Currency, and Forward Foreign Currency Contracts ............           2.53                (1.99)
                                                                              -------------         ------------
Total Gain (Loss) from Investment Operations ..............................           2.56                (1.96)
                                                                              -------------         ------------
Net Asset Value, End of Period ............................................   $      10.60          $      8.04
                                                                              =============         ============
Total Investment Return ...................................................          31.84%              (19.60)%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...............................   $      2,701           $    1,937
   Ratios to Average Net Assets:
      Net Investment Income ...............................................           0.75%(2)             1.67%(2)
      Expenses, Including Expenses of the
        Global Emerging Markets Portfolio .................................           1.90%(2)             1.90%(2)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust ........................           4.08%(2)            10.64%(2)


-------------------
(1)  Unaudited
(2)  Annualized
(3)  Commencement of operations

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. Global Emerging Markets Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on June 30, 1998. The Fund invests substantially all of its assets in the Global Emerging Markets Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 97.5% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Investment Valuation

Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The Fund had a capital loss carry forward in the amount of $45,776 expiring in 2006.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .90% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.80% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.90% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 3--Shares of Beneficial Interest

At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                          For the period
                                                          June 30, 1998
                                                          (Commencement
                      For the six months ended            of Operations)
                         March 31, 1999(1)            to September 30, 1998
                     -------------------------        ---------------------
                        Shares      Amount              Shares      Amount
                     -----------  ----------          ---------   ----------
Sold                      25,233    $235,635            261,126   $2,586,798
Reinvested                    --          --                 --           --
Redeemed                 (11,305)    (95,920)           (20,210)    (156,550)
                     -----------  ----------          ---------   ----------
Net Increase              13,928    $139,715            240,916   $2,430,248
                     ===========  ==========          =========   ==========

-------------
(1)  Unaudited

Note 4--Risks of Investing in Emerging Markets

The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments cannot always be foreseen.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

 Shares               Description                                       Value
 ------               -----------                                       -----


                COMMON STOCKS - 95.2%
                Argentina - 4.3%
  1,830         Banco de Galicia SA (a) ........................         $29,394
  2,697         Quilmes Industrial SA (Quinsa) .................          25,453
  1,338         Telefonica de Argentina SA ADR .................          40,475
    792         Y.P.F. Sociedad Anonima ADR ....................          24,997
                                                                         -------
                                                                         120,319
                                                                         -------
                Brazil - 10.8%
  2,116         Aracruz Celulose SA ADR ........................          30,682
    916         Companhia Brasileira de Distribuicao
                 Grupo Pao de Acucar ...........................          13,397
  1,450         Cemig SA ADR ...................................          32,806
  2,018         Companhia Cervejaria Brahma ADR ................          18,793
  4,987         Companhia Paranaense de Energia-Copel ..........          37,403
  1,903         Companhia Vale do Rio Doce ADR .................          27,740
  2,975         Centrais Electricas Brasileiras SA ADR .........          28,968
  1,695         Embratel Participacoes ADR (a) .................          28,285
  2,070         Petroleo Brasiliero SA ADR .....................          28,834
  2,095         Tele Norte Leste Participacoes SA (a) ..........          32,211
  1,127         Telesp Participacoes SA ........................          23,244
                                                                         -------
                                                                         302,363
                                                                         -------
                Chile - 3.9%
  2,154         Banco de A. Edwards ADR (a) ....................          24,502
  1,094         Cia de Telecomunicaciones de Chile
                 SA ADR ........................................          25,777
  1,017         Enersis SA ADR .................................          27,268
  3,233         Quinenco SA ADR ................................          32,128
                                                                         -------
                                                                         109,675
                                                                         -------
                China - 0.5%
  1,300         Huaneng Power Intl ADR .........................          12,919
                                                                         -------
                Croatia - 0.8%
  1,479         Pliva D.d. GDR .................................          23,286
                                                                         -------
                Greece - 7.9%
  1,210         Alpha Credit Bank ..............................          80,517
  3,546         Hellenic Telecommunication
                 Organization SA ...............................          86,237
  2,041         Panafon Hellenic Telecom SA ....................          53,121
                                                                         -------
                                                                         219,875
                                                                         -------
                Hong Kong - 3.2%
  7,000         China Telecom (Hong Kong) Ltd. .................          11,653
  7,000         Dao Heng Bank Group Ltd. .......................          23,125
 51,000         First Pacific Co. Ltd. (a) .....................          30,604
  8,000         Guoco Group Ltd. ...............................          14,092
  4,000         Smartone Telecommunications
                 Holdings Ltd. .................................          11,589
                                                                         -------
                                                                          91,063
                                                                         -------
                Hungary - 1.9%
    862         Matav RT ADR ...................................          23,059
  1,376         Mol Magyar Olaj es, GDR 144A (b) ...............          29,378
                                                                         -------
                                                                          52,437
                                                                         -------
                India - 5.6%
  2,000         I.T.C. Ltd. GDR ................................          54,500
  2,800         Industrial Credit & Investment Corp ............          17,430
  1,000         Larsen and Toubro GDR ..........................          10,375
  5,910         Mahanagar Telephone Nigam Ltd. .................          62,794
  1,400         Videsh Sanchar Nagam Ltd. ......................          12,670
                                                                         -------
                                                                         157,769
                                                                         -------


 Shares               Description                                       Value
 ------               -----------                                       -----

                Indonesia - 3.0%
 26,000         PT Indah Kiah Pulp & Paper
                 Corporation TBK ...............................         $ 7,364
 50,000         PT Indofood Sukses Makmu TBK (a) ...............          31,214
 55,000         PT Bank Pan Indonesia TBK ......................           2,861
 36,500         PT Semen Gresik (Persero) TBK ..................          41,564
                                                                         -------
                                                                          83,003
                                                                         -------
                Israel - 1.0%
 11,834         Bank Hapoalim Ltd. .............................          27,777
                                                                         -------
                Mexico - 11.5%
  3,510         Cemex "B" ADR ..................................          29,477
  3,296         Cifra SA de CV ADR V (a) .......................          51,000
  1,904         Fomento Economico Mexicano SA ADR ..............          58,905
 14,740         Grupo Financiero Banamex Accival SA
                 de CV .........................................          29,710
    941         Grupo Televisa SA GDR (a) ......................          29,524
 16,541         Kimberly Clark de Mexico SA de CV ADR ..........          62,289
    942         Telefonos de Mexico SA ADR .....................          61,701
                                                                         -------
                                                                         322,606
                                                                         -------
                Peru - 1.7%
  3,580         Compania de Minas Buenaventura SA ADR ..........          47,435
                                                                         -------
                Philippines - 4.4%
335,000         Digital Telecom Philippines (a) ................           8,852
277,000         Metro Pacific Corp. (a) ........................          13,491
  5,600         Philippine Commercial International Bank .......          31,772
  1,700         Phillipine Long Distance Telephone .............          44,922
 14,500         San Miguel Corp. Class B .......................          24,229
                                                                      ----------
                                                                         123,266
                                                                      ----------
                Poland - 2.3%
  1,922         Agora SA GDR (a) ...............................          20,758
  7,913         Telekomunikacja Polska SA GDR ..................          42,968
                                                                      ----------
                                                                          63,726
                                                                      ----------
                South Africa - 9.5%
 10,430         ABSA Group Ltd. ................................          49,933
    285         Edgars Stores Ltd. .............................           1,471
  1,876         Liberty Life Association of Africa Ltd. ........          23,260
 38,366         Sanlam Ltd. (a) ................................          33,248
  7,008         Sappi Ltd. .....................................          29,683
  6,238         Sasol Ltd. Npv .................................          30,876
 11,244         South African Breweries ........................          97,623
                                                                      ----------
                                                                         266,094
                                                                      ----------
                South Korea - 10.0%
  2,656         Amkor Technology, Inc. (a) .....................          20,916
  2,600         Housing & Commercial Bank, Korea ...............          51,915
  1,800         Kepco ADR ......................................          22,838
  2,525         Pohang Iron & Steel Co. Ltd. ...................          45,134
  1,248         Samsung Electronics ............................          48,485
  7,449         SK Telecom Co., Ltd. ADR .......................          90,785
                                                                      ----------
                                                                         280,073
                                                                      ----------
                Taiwan - 6.9%
    610         Ase Test Ltd. (a) ..............................          24,095
  3,100         Asustek Computer Inc. ..........................          28,365
  3,450         Fubon Insurance Co. LD GDR (b) .................          33,293
  3,770         Taiwan Semiconductor Manufacturing
                 Co. Ltd. ......................................          89,066
  8,000         Total Access Communication Public
                 Co. Ltd. (a) ..................................          17,280
                                                                      ----------
                                                                         192,099
                                                                      ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------


 Shares               Description                                       Value
 ------               -----------                                       -----

                Thailand - 3.3%
   10,000       Bangkok Bank Public Co. Ltd. (a) ...............      $   20,517
   17,000       Shin Corporation Public Co. Ltd. ...............          44,391
    8,400       Siam City Cement Public Co. ....................          28,425
                                                                      ----------
                                                                          93,333
                                                                      ----------
                Turkey - 2.7%
2,912,700       Hurriyet Gazetecilik Ve Matbaacilik AS .........          49,255
  265,991       Vestel Elektronik Sanayi ve Ticaret AS .........          25,346
                                                                      ----------
                                                                          74,601
                                                                      ----------
Total Common Stocks (Cost $2,384,062) ..........................       2,663,719
                                                                      ----------
                PREFERRED STOCKS - 1.0%
                Mexico - 1.0%
    1,020       Desc SA de CV ADR ..............................          27,221
                                                                      ----------
Total Preferred Stocks (Cost $22,038) ..........................          27,221
                                                                      ----------
Total Investments (Cost $2,406,100) ......................  96.1%      2,690,940
Other Assets in Excess of Liabilities ....................   3.9%        108,409
                                                           -----      ----------
Net Assets                                                 100.0%     $2,799,349
                                                           =====      ==========

----------------
(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

The following abbreviations are used in portfolio descriptions:
ADR   -- American Depository Receipt
GDR   -- Global Depository Receipt

Industry Diversification (as a percentage of Total Investments):

                                           % of
     Industry                          Market Value
     --------                          ------------

     Banks .............................  12.42%
     Beverages .........................   7.67%
     Broadcasting ......................   1.10%
     Cement ............................   3.70%
     Computer Services and Software ....   2.70%
     Diversified .......................   3.34%
     Electrical ........................   2.94%
     Electronics .......................   6.65%
     Foods .............................   1.16%
     Insurance .........................   3.34%
     Manufacturing .....................   1.33%
     Metals & Mining ...................   5.42%
     Oil-International .................   3.17%
     Paper & Forest Products ...........   4.83%
     Pharmaceuticals ...................   1.37%
     Printing & Publishing .............   1.83%
     Steel .............................   1.68%
     Telecommunications ................  29.06%
     Tobacco ...........................   2.03%
     Utility ...........................   3.56%
     Other(1) ..........................   0.70%
                                         ------
     Total ............................. 100.00%
                                         ======

(1) No one industry represents more than 1% of Portfolio Holdings

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Statement of Assets and Liabilities March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (cost of $2,406,100) .............................     $ 2,690,940
   Cash(1) ................................................................         184,609
   Receivable for Securities Sold .........................................          76,668
   Unrealized Appreciation on Forward Currency Contracts ..................          60,820
   Dividends and Interest Receivable ......................................          10,393
                                                                                -----------
Total Assets ..............................................................       3,023,430
                                                                                -----------
Liabilities
   Due to Bankers Trust ...................................................           5,087
   Payable for Securities Purchased .......................................         110,869
   Net Unrealized Depreciation on Forward Currency Contracts ..............          94,087
   Accrued Expenses and Other .............................................          14,038
                                                                                -----------
Total Liabilities .........................................................         224,081
                                                                                -----------
Net Assets ................................................................     $ 2,799,349
                                                                                ===========
Composition of Net Assets
   Paid-in Capital ........................................................     $ 2,510,546
   Undistributed Net Investment Income ....................................          18,644
   Accumulated Net Realized Gain from Investments, Foreign Currency
     and Forward Foreign Currency Transactions ............................          30,371
   Net Unrealized Appreciation on Investments, Foreign Currencies and
      Forward Foreign Currency Contracts ..................................         239,788
                                                                                -----------
Net Assets ................................................................     $ 2,799,349
                                                                                ===========


-----------
(1) Includes Foreign Cash of $80,652 with a cost of $92,438.

--------------------------------------------------------------------------------
Statement of Operations For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $753) .....................     $    25,373
   Interest ...............................................................           6,588
                                                                                -----------
Total Investment Income ...................................................          31,961
                                                                                -----------
Expenses
   Professional Fees ......................................................          13,763
   Advisory Fees ..........................................................          13,120
   Administration and Services Fee ........................................           1,789
   Trustees Fees ..........................................................           1,622
   Foreign Custody Fees ...................................................           1,469
   Miscellaneous ..........................................................             919
                                                                                -----------
   Total Expenses .........................................................          32,682
   Less Expenses absorbed by Bankers Trust ................................         (19,365)
                                                                                -----------
      Net Expenses ........................................................          13,317
                                                                                -----------
Net Investment Income .....................................................          18,644
                                                                                -----------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currencies,
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions .............................................           6,376
      Foreign Currency Transactions .......................................         (10,525)
      Forward Foreign Currency Transactions ...............................          34,520
      Net Change in Unrealized Appreciation/Depreciation on Investments,
         Foreign Currencies and Forward Foreign Currency Contracts ........         596,050
                                                                                -----------
Net Realized and Unrealized Gain on Investments, Foreign Currencies
  and Forward Foreign Currency Contracts ..................................         626,421
                                                                                -----------
Net Increase in Assets from Operations ....................................     $   645,065
                                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                 For the period
                                                                               For the six       June 30, 1998(1)
                                                                              months ended           through
                                                                             March 31, 1999(2)   September 30, 1998
                                                                             -----------------   ------------------

Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................................................    $      18,644       $       9,514
   Net Realized Gain (Loss) from Investments, Foreign Currency, and
      Forward Foreign Currency Transactions ..............................           30,371            (145,560)
   Net Change in Unrealized Appreciation/Depreciation on Investments,
      Foreign Currencies, and Forward Foreign Currency Contracts .........          596,050            (356,263)
                                                                                -----------         -----------
Net Increase (Decrease) in Net Assets from Operations ....................          645,065            (492,309)
                                                                                -----------         -----------
Capital Transactions
   Proceeds from Capital Invested ........................................          283,267           2,616,975
   Value of Capital Withdrawn ............................................          (96,526)           (157,122)
                                                                                -----------         -----------
Net Increase in Net Assets from Capital Transactions .....................          186,741           2,459,853
                                                                                -----------         -----------
Total Increase in Net Assets .............................................          831,806           1,967,543
Net Assets
Beginning of Period ......................................................        1,967,543                 --
                                                                                -----------         -----------
End of Period ............................................................    $   2,799,349       $   1,967,543
                                                                                ===========         ===========

------------------
(1)  Commencement of operations
(2)  Unaudited

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the Global Emerging Markets Equity Portfolio.



                                                                                                    For the period
                                                                                                    June 30, 1998(2)
                                                                                 For the six            through
                                                                                months ended         September 30,
                                                                               March 31, 1999(1)          1998
                                                                               -----------------    ----------------

Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted) ......................................     $2,799             $1,968
   Ratios to Average Net Assets:
      Net Investment Income ....................................................       1.56%(3)           2.30%(3)
      Expenses .................................................................       1.10%(3)           1.10%(3)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .............................       1.63%(3)           5.71%(3)
   Portfolio Turnover Rate .....................................................        103%                38%

-----------------
(1)  Unaudited
(2)  Commencement of operations
(3)  Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Global Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio is a subtrust or "series" of BT Investment Portfolios. The BT Investment Portfolios were organized on October 8, 1997 as a master trust fund under the laws of The State of New York and commenced operations on June 30, 1998. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

On February 9, 1999, the Malaysian Government implemented an exit tax system whereby funds brought into Malaysia prior to February 15, 1999 may be subject to an exit tax depending on the holding period of such funds. Accordingly, management has fair valued its Malaysian securities and cash positions based upon the period such assets were held and the applicable rate of tax that applies.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts

Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 1.10% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The fund is offered as a cash management option to the Portfolio and other accounts managed by the Company.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six months ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.


Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1999, were $2,710,368 and $2,161,905, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1999 was $2,506,967. The aggregate gross unrealized appreciation for all investments was $369,895 and the aggregate gross unrealized depreciation for all investments was $148,533.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 4--Open Forward Foreign Currency Contracts

At March 31, 1999, the Global Emerging Markets Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                                   Net Unrealized
                                                                                                                    Appreciation
Contracts to Deliver                    In Exchange For          Settlement Date                 Value (US$)    (Depreciation) (US$)
------------------------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------------------------

Brazilian Real               274,505    US Dollar    126,500         4/6/99                         157,039              $ (30,539)
Brazilian Real               278,933    US Dollar    126,500         4/6/99                         159,572                (33,072)
Hong Kong Dollar              70,000    US Dollar    9,034           4/1/99                           9,033                     --
Hong Kong Dollar              15,503    US Dollar    2,000          4/30/99                           2,000                     --
Hong Kong Dollar              19,000    US Dollar    2,408          2/24/00                           2,420                    (12)
Hong Kong Dollar              31,522    US Dollar    4,000          2/24/00                           4,014                    (14)
Hong Kong Dollar             125,728    US Dollar    16,000        12/17/99                          16,061                    (61)
Hong Kong Dollar             213,818    US Dollar    27,000         2/24/00                          27,233                   (233)
Hong Kong Dollar             388,976    US Dollar    48,943         2/24/99                          49,542                   (598)
Hong Kong Dollar             262,136    US Dollar    33,000        10/19/99                          33,600                   (600)
Hong Kong Dollar             262,185    US Dollar    33,000        10/19/99                          33,606                   (606)
Hong Kong Dollar             524,321    US Dollar    66,353        12/17/99                          66,978                   (625)
Indian Rupee                 786,240    US Dollar    18,000         7/14/99                          18,409                   (409)
Indian Rupee                 445,500    US Dollar    10,000         7/14/99                          10,431                   (431)
Indian Rupee               2,075,050    US Dollar    47,000         7/14/99                          48,586                 (1,586)
Indonesian Rupiah         17,700,000    US Dollar    2,000          4/21/99                           2,046                    (46)
Indonesian Rupiah         35,200,000    US Dollar    4,000           4/7/99                           4,069                    (69)
Indonesian Rupiah         30,935,000    US Dollar    3,476           4/7/99                           3,576                   (100)
Indonesian Rupiah         30,510,000    US Dollar    3,409           4/7/99                           3,527                   (118)
Indonesian Rupiah         54,006,000    US Dollar    6,000           4/7/99                           6,243                   (243)
Indonesian Rupiah         45,885,000    US Dollar    5,000           4/7/99                           5,252                   (252)
Indonesian Rupiah        133,950,000    US Dollar    15,000          4/7/99                          15,332                   (332)
Indonesian Rupiah        134,437,500    US Dollar    14,981          4/7/99                          15,542                   (561)
Indonesian Rupiah        298,118,500    US Dollar    33,770         4/21/99                          34,465                   (695)
Indonesian Rupiah        226,175,000    US Dollar    25,000          4/7/99                          25,888                   (888)
Indonesian Rupiah        141,975,000    US Dollar    15,000          4/7/99                          16,251                 (1,251)
Mexican Peso               1,139,490    US Dollar    110,000         5/6/99                         117,450                 (7,450)
Phillipines Peso             275,870    US Dollar    7,000          6/18/99                           7,015                    (15)
Phillipines Peso             198,000    US Dollar    5,000          6/18/99                           5,035                    (35)
Phillipines Peso             198,500    US Dollar    5,000          6/18/99                           5,047                    (47)
Phillipines Peso             472,200    US Dollar    12,000         4/12/99                          12,168                   (168)
Phillipines Peso           1,223,880    US Dollar    31,000         4/12/99                          31,707                   (707)
Sinagapore Dollar             27,894    US Dollar    16,203         4/30/99                          16,185                     18
Sinagapore Dollar              5,006    US Dollar    2,908          4/30/99                           2,905                      3
South African Rand           919,573    US Dollar    147,841         4/1/99                         149,233                 (1,392)
South African Rand           853,646    US Dollar    135,000        5/17/99                         136,912                 (1,912)
South Korean Won           1,235,000    US Dollar    1,000           6/8/99                           1,012                    (12)
South Korean Won           8,715,000    US Dollar    7,000           6/8/99                           7,142                   (142)
South Korean Won          29,424,000    US Dollar    24,000         4/12/99                          24,201                   (201)
South Korean Won          50,819,500    US Dollar    41,000          4/9/99                          41,418                   (418)
South Korean Won          28,520,000    US Dollar    23,000          4/9/99                          23,477                   (477)
South Korean Won          39,904,000    US Dollar    32,000          6/8/99                          32,700                   (700)
South Korean Won          77,004,000    US Dollar    62,000          4/9/99                          62,758                   (758)
South Korean Won          74,635,000    US Dollar    59,000          6/8/99                          61,161                 (2,161)
South Korean Won          68,411,000    US Dollar    58,000          6/8/99                          56,061                  1,939
South Korean Won          65,178,000    US Dollar    54,000         2/14/00                          52,973                  1,027
South Korean Won          61,251,000    US Dollar    51,000         4/15/99                          50,358                    642
South Korean Won          28,992,000    US Dollar    24,000         2/14/00                          23,563                    437
South Korean Won          28,728,000    US Dollar    24,000         4/15/99                          23,619                    381
Taiwan Dollar                509,250    US Dollar    15,000         2/11/00                          15,038                    (38)
Taiwan Dollar              1,187,820    US Dollar    36,000         2/11/00                          35,076                    924
Taiwan Dollar              2,756,119    US Dollar    83,095          4/1/99                          83,153                    (58)
Taiwan Dollar              1,459,744    US Dollar    44,011          4/1/99                          44,041                    (30)
Taiwan Dollar              1,189,620    US Dollar    36,000         2/11/00                          35,130                    870
Taiwan Dollar              1,323,200    US Dollar    40,000          2/1/00                          39,074                    926
Taiwan Dollar                927,220    US Dollar    28,000         2/11/00                          27,380                    620
Taiwan Dollar              1,323,480    US Dollar    40,000         2/11/00                          39,082                    918
Thai Baht                    562,200    US Dollar    15,000         4/19/99                          14,973                     27
Thai Baht                    419,870    US Dollar    11,000          6/1/99                          11,169                   (169)
Thai Baht                    155,000    US Dollar    4,111           4/2/99                           4,130                    (19)

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

                                                                                                                  Net Unrealized
                                                                                                                   Appreciation
Contracts to Deliver                     In Exchange For        Settlement Date                 Value (US$)    (Depreciation) (US$)
---------------------------------------------------------------------------------------------------------------------------------
Sales
---------------------------------------------------------------------------------------------------------------------------------

Thai Baht                   3,322,135    US Dollar    89,473         4/19/99                            88,477           $     996
Thai Baht                   5,950,000    US Dollar    157,616        4/19/99                           158,464                (848)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total Sales           $ (81,373)
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------------------------

Brazilian Real                205,436    US Dollar    101,200         4/6/99                           117,526           $  16,326
Brazilian Real                152,180    US Dollar    75,900          4/6/99                            88,734              12,834
Brazilian Real                101,200    US Dollar    57,175          4/6/99                            59,009               1,834
Brazilian Real                 94,622    US Dollar    54,380          4/6/99                            55,173                 793
Hong Kong Dollar              524,321    US Dollar    66,708        10/19/99                            67,206                 498
Hong Kong Dollar              388,976    US Dollar    49,281        12/17/99                            49,688                 407
Hong Kong Dollar              103,203    US Dollar    13,000        12/17/99                            13,183                 183
Hong Kong Dollar              157,870    US Dollar    20,000        12/17/99                            20,167                 167
Hong Kong Dollar               46,511    US Dollar    6,000          4/30/99                             5,999                  (1)
Indian Rupee                1,784,000    US Dollar    40,000         7/14/99                            41,771               1,771
Indian Rupee                1,101,250    US Dollar    25,000         7/14/99                            25,785                 785
Indian Rupee                  965,360    US Dollar    22,000         7/14/99                            22,603                 603
Indian Rupee                  444,500    US Dollar    10,000         7/14/99                            10,408                 408
Indian Rupee                  440,000    US Dollar    10,000         7/14/99                            10,302                 302
Indian Rupee                1,238,300    US Dollar    29,000         4/23/99                            29,296                 296
Indonesian Rupiah         135,660,000    US Dollar    14,000          4/7/99                            15,683               1,683
Indonesian Rupiah          60,420,000    US Dollar    6,000           4/7/99                             6,916                 916
Indonesian Rupiah         137,925,000    US Dollar    15,000          4/7/99                            15,787                 787
Indonesian Rupiah         153,580,000    US Dollar    17,000          4/7/99                            17,610                 610
Indonesian Rupiah          47,100,000    US Dollar    5,000           4/7/99                             5,391                 391
Indonesian Rupiah         298,118,500    US Dollar    34,141          4/7/99                            34,465                 324
Mexican Peso                  533,885    US Dollar    55,000          5/6/99                            55,029                  29
Mexican Peso                  605,605    US Dollar    62,417          5/6/99                            62,421                   4
Mexican Peso                  533,610    US Dollar    55,000          5/6/99                            55,001                   1
Singapore Dollar                3,449    US Dollar    2,000          4/30/99                             2,001                   1
South African Rand            919,573    US Dollar    146,034        5/17/99                           147,486               1,452
South African Rand            516,410    US Dollar    82,678          4/1/99                            83,806               1,128
South African Rand            403,163    US Dollar    65,000          4/1/99                            65,427                 427
South African Rand             38,364    US Dollar    6,000          5/17/99                             6,153                 153
South African Rand            442,685    US Dollar    71,000         5/17/99                            71,000                  --
South Korean Won           44,561,000    US Dollar    37,446         4/15/99                            36,637                (810)
South Korean Won           65,232,000    US Dollar    54,000          6/8/99                            53,456                (544)
South Korean Won           45,418,000    US Dollar    38,263         4/15/99                            37,341                (922)
South Korean Won           63,000,000    US Dollar    50,000          4/9/99                            51,860               1,860
South Korean Won           47,728,000    US Dollar    38,000          4/9/99                            39,289               1,289
South Korean Won           45,615,500    US Dollar    36,668          4/9/99                            37,176                 508
South Korean Won           35,612,000    US Dollar    29,000          6/8/99                            29,183                 183
Taiwan Dollar               1,459,744    US Dollar    44,000          4/1/99                            44,041                  41
Taiwan Dollar               3,618,800    US Dollar    109,000        4/16/99                           109,181                 181
Taiwan Dollar               2,756,119    US Dollar    83,000          4/1/99                            83,153                 153
Taiwan Dollar                 564,230    US Dollar    17,000         4/16/99                            17,023                  23
Taiwan Dollar                 609,840    US Dollar    18,000         2/11/00                            18,009                   9
Thai Baht                   1,004,130    US Dollar    27,000         4/19/99                            26,743                (257)
Thai Baht                   4,676,875    US Dollar    125,000        4/19/99                           124,557                (443)
Thai Baht                     381,500    US Dollar    10,000         4/19/99                            10,160                 160
Thai Baht                     155,000    US Dollar    4,111          4/19/99                             4,130                  19
Thai Baht                     113,010    US Dollar    3,000          4/19/99                             3,011                  11
Thai Baht                     187,335    US Dollar    5,000          4/19/99                             4,989                 (11)
Turkish Lira            3,817,600,000    US Dollar    80,000         8/18/99                            81,542               1,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Purchases           $  48,106
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Net Unrealized Depreciation           $ (33,267)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 5--Risks of Investing in Emerging Markets

The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments cannot always be foreseen.

Note 6--Subsequent Event

Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

[LOGO]


[For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.]

Global Emerging Markets Equity Fund                             CUSIP #055922678
BT Investment Funds                                             809 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101